05/11/2004 14:58 FAX 2123065325 LISTING QUALIE 008

CERTAMX

1-13797

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

04029130

American Stock Exchange
86 Trinity Place
New York, NY 10006

January 6, 2004

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
MAY 1 1 2004
1088

PROCESSED
MAY 14 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 5, 2004, the American Stock Exchange, Inc. (the "Exchange") received from Hawk Corporation (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Sajjad H. Qamar
Senior Listing Analyst
Listing Qualifications Department

cc: Herbert Scholl

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